Document and Entity Information (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 19, 2012
Document And Entity Information
Entity Registrant Name	Monster Offers
Entity Central Index Key	0001423746
Document Type	10-Q
Document Period End Date	Sep 30, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 31,178
Entity Common Stock, Shares Outstanding		31,178,263
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012
Amendment Description	Amendment to include interactive data

Balance Sheets (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash	$ 189	$ 3,817
Accounts receivable	2,423	9,423
Prepaid expenses	89,477	26,272
Total current assets	92,088	39,512
Other assets:
Unamortized financing fees		2,421
Investment in Iconosys	100,000	100,000
Total other assets	100,000	102,421
TOTAL ASSETS	192,089	141,933
Current liabilities:
Accounts payable	48,979	58,229
Accrued interest	6,085	9,341
Unearned revenue		33,333
Due to related party	6,700
Notes payable	13,250
Convertible notes payable, net	60,667	176,330
Total current liabilities	135,681	277,233
Common Stock	3,384	221
Additional paid in capital	4,157,590	910,385
Common stock payable		486,575
(Deficit) accumulated during development stage	(4,555,316)	(1,532,481)
Total stockholders' deficit	56,408	(135,300)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 192,089	$ 141,933

Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		67 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
REVENUES
Commission revenue	$ 5,750	$ 79,373	$ 36,250	$ 105,123	$ 193,635
Commission revenue-related party				2,572	326,247
License revenue		25,000	33,333	41,667	100,000
Services			8,585		8,585
Services-related party		(233)		390	73,201
Total revenues	5,750	104,140	78,168	149,752	701,668
Cost of goods
Commission paid-related party					249,828
Total cost of goods					249,828
Gross profit	5,750	104,140	78,168	149,752	451,840
Expenses:
Advertising		4,930		9,079	35,901
Bad debt expense			1,250		1,250
Amortization expense		11,250		24,565	24,565
Audit fees	6,700	4,275	22,150	21,605	69,624
Expenses of spinoff				200	5,810
General and administrative	26,686	46,240	188,958	105,508	470,770
Professional fees		(100)	855	18,908	25,578
Officer compensation	1,150	33,400	20,806	103,100	225,006
Strategic alliance costs	3,583	3,582	10,748	6,470	20,801
Impairment loss					425,435
Consulting services	147,718	70,522	261,588	280,244	996,766
Total operating expenses	185,837	174,100	506,355	569,679	2,301,506
Other Income (Expenses):
Interest expense	(1,045)	(6,258)	(63,635)	(15,619)	(82,926)
Financing fees		(30,348)	(16,148)	(96,655)	(148,315)
Gain/(loss) on debt forgiveness			(2,514,865)	587	(2,508,409)
Refund of expense					34,000
Total other expenses	(1,045)	(36,606)	(2,594,648)	(111,687)	(2,705,409)
Net loss	$ (181,132)	$ (106,565)	$ (3,022,835)	$ (531,614)	$ (4,555,316)
Net loss per share-basic	$ (0.06)	$ (0.5)	$ (1.61)	$ (2.57)
Weighted average number of shares outstanding-basic	3,196,056	211,956	1,881,816	206,533

Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		67 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
OPERATING ACTIVITIES:
Net loss	$ (3,022,835)	$ (531,614)	$ (4,555,316)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Impairment loss			425,435
License revenue-non cash		(41,667)	(66,667)
Gain (loss) on forgiveness of debt	2,514,865	(587)	2,514,019
Financing fees	15,000	95,811	144,839
Bad debt	1,250		1,250
Common shares issued for services	418,797	169,280	1,060,684
Strategic alliance costs		6,470	10,053
Amortization of financing fees	2,421	24,565	26,986
Changes in operating assets and liabilities:
Decrease in prepaid stock compensation		51,667
Decrease (increase) in accounts receivable	5,750	(31,874)	(2,679)
(Increase) decrease in unamortized financing fees		(1,010)	(9,340)
Increase (decrease) in accounts payable	18,573	52,397	73,450
Unearned revenue	(33,333)		(33,333)
Increase in accrued interest	63,634	13,619	83,170
Net cash used by operating activities	(15,878)	(192,943)	(322,091)
FINANCING ACTIVITIES:
Proceeds from exercise of options	5,000		5,000
Advances from related party			13,250
Proceeds from convertible notes payable		152,500	240,500
Proceeds from issuance of common stock		11,045	68,545
Payment on convertible notes	(6,000)		(6,000)
Contributed capital			985
Net cash provided by financing activities	12,250	163,545	322,280
Net change in cash	(3,628)	(29,398)	189
Cash and cash equivalents - beginning of period	3,817	36,531
Cash and cash equivalents - end of period	189	7,133	189
Supplemental Disclosures
Interest paid
Income taxes paid
Non-cash investing and financing activities:
Stock issued for purchase of license		450,000	450,000
Stock issued for conversion of notes payable	32,541	151,157	235,089
Shares issued to settle notes payable	185,135		185,135
Investment in Iconosys		100,000	100,000
Stock issued to settle stock payable to Iconosys	35,825		35,825
Increase in prepaid stock compensation	$ 470,500	$ 156,000	$ 470,500

Financial Statements	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Financial Statements

NOTE 1 - FINANCIAL STATEMENTS

The accompanying unaudited financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States for interim financial information and regulation S-X as promulgated by the U.S. Securities and Exchange Commission ("SEC"). In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows at September 30, 2012 and for all periods presented have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these financial statements be read in conjunction with the financial statements and notes thereto included in the Company's December 31, 2011 audited financial statements. The results of operations for the three and nine months ended September 30, 2012 are not necessarily indicative of the operating results for the full year.

Going Concern	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Going Concern

NOTE 2 - GOING CONCERN

These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Since inception (February 23, 2007) through September 30, 2012, the Company recognized an accumulated deficit during development stage of approximately ($4,555,316). The Company's ability to continue as a going concern is contingent upon its ability to achieve and maintain profitable operations, and the Company’s ability to raise additional capital as required.

Management plans to raise equity capital to finance the operating and capital requirements of the Company, and also plans to pursue acquisition opportunities of other revenue-generating companies that provide complementary capabilities to that of the Company. Amounts raised will be used for further development of the Company's products and services, to provide financing for marketing and promotion, to secure additional property and equipment, and for other working capital purposes. While the Company is devoting its best efforts to achieve the above plans, there is no assurance that any such activity will generate funds that will be available for operations.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Significant Accounting Policies

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

Year-end

The Company’s fiscal year-end is December 31.

Cash and Cash Equivalents

The Company considers all short-term investments with a maturity of three months or less at the date of purchase to be cash equivalents. As of September 30, 2012 and December 31, 2011, there are no cash equivalents.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

In accordance with ASC 605 and SEC Staff Accounting Bulletin 104, fee revenue is recognized in the period that the Company's advertiser customer generates a sale or other agreed-upon action on the Company's affiliate marketing networks or as a result of the Company's other services, provided that no significant Company obligations remain, collection of the resulting receivable is reasonably assured, and the fees are fixed or determinable. All transactional services revenues are recognized on a gross basis in accordance with the provisions of ASC Subtopic 605-45, due to the fact that the Company is the primary obligor, and bears all credit risk to its customer, and publisher expenses that are directly related to a revenue-generating event are recorded as a component of commission paid.

Earnings per Share

Historical net (loss) per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share include additional dilution from common stock equivalents, such as stock issuable pursuant to the exercise of securities or other contracts to issue common stock that were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings of the entity.

Accounts receivable

Accounts receivable are stated at the amount management expects to collect from balances outstanding at year end. Management provides for probable uncollectible amounts through a charge to earnings and a credit to an allowance based on its assessment of the current status of individual accounts. Balances that are still outstanding after management has used reasonable collection efforts are written off through a charge to the valuation allowance. As of September 30, 2012 and December 31, 2011, the accounts receivable balance is $2,423 and $9,423, respectively.

Fair Value of Financial Instruments

The carrying amounts of the financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities, approximate fair value due to the short maturities of these financial instruments. The notes payable are also considered financial instruments whose carrying amounts approximate fair values.

Intangible assets

The Company follows Financial Accounting Standard Board’s (FASB) Codification Topic 350-10 (“ASC 350-10”), “Intangibles – Goodwill and Other” to determine the method of amortization of its intangible assets. The Company’s intangible assets are capitalized at historical cost and are amortized over their useful lives. The Company amortized its license of SSL5 intellectual property using the straight-line method over an estimated useful life of 10 years (see Note 11).

Stock-based compensation

The Company records stock based compensation in accordance with the guidance in ASC Topic 718 which requires the Company to recognize expenses related to the fair value of its employee stock option awards. This eliminates accounting for share-based compensation transactions using the intrinsic value and requires instead that such transactions be accounted for using a fair-value-based method. The Company recognizes the cost of all share-based awards on a graded vesting basis over the vesting period of the award.

ASC 505, "Compensation-Stock Compensation", establishes standards for the accounting for transactions in which an entity exchanges its equity instruments to non-employees for goods or services. Under this transition method, stock compensation expense includes compensation expense for all stock-based compensation awards granted on or after January 1, 2006, based on the grant-date fair value estimated in accordance with the provisions of ASC 505.

Income Taxes

The Company accounts for its income taxes in accordance with Income Taxes Topic of the FASB ASC 740, which requires recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

Recent Accounting Pronouncements

We have examined all recent accounting pronouncements and believe that none of them will have a material impact on the financial statements of our company.

Stockholders Deficit	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Stockholders Deficit

NOTE 4 - STOCKHOLDERS' EQUITY (DEFICIT)

Common Stock

The Company is authorized to issue 75,000,000 shares of its $0.001 par value common stock.

On February 14, 2012, the Company issued 10,753 shares of common stock to Asher Enterprises for the conversion of $10,000 in principal of outstanding convertible notes payable. See Note 6 for further details of these conversions.

On February 23, 2012, the Company issued 834 shares of common stock to Iconosys to satisfy $35,825 of stock payable as part of the license agreement entered into on May 16, 2011. See Note 11.

On March 13, 2012, the Company issued 10,186 shares of common stock to Asher Enterprises for the conversion of $5,500 in principal of outstanding convertible notes payable. See Note 6 for further details of these conversions.

On April 17, 2012, the Company issued 11,217 shares of common stock to Asher Enterprises for the conversion of $1,300 in principal of outstanding convertible notes payable and $831 in accreted discount. See Note 6 for further details of these conversions.

During the second quarter, Asher Enterprises took actions that were not beneficial to the Company or its Shareholders. On April 26, 2012, the Company issued a total of 2,700,000 shares of common stock to two related-party investors in exchange for them paying off $73,500 in our convertible notes to Asher Enterprises and forgiving $21,121 in other advances the shareholders had made to the Company, a total liability of $94,621. Though these shares are unregistered and restricted, the SEC requires that they be valued as though they were not. Accordingly, these shares were valued at the fair value of $1 per share and we recognized a non-cash loss on settlement of debt associated with this stock issuance of $2,514,865 million. See note 7.

On April 9, 2012, the Company issued 5,000 shares of its $0.001 par value common stock for service rendered by a consultant. On June 28, 2012, the Company issued 150,000 shares of its $0.001 par value common stock for service rendered by a consultant. On June 28,, 2012, the Company issued 25,000 shares of its $0.001 par value common stock for service rendered by a consultant.

On July 1 and September 7, 2012, the Company issued a total of 250,000 shares for the exercise of 250,000 cashless stock options issued to consultants in the previous quarter.

Stock Options

On March 14, 2011, as part of the Strategic Alliance and Licensing agreement mentioned above, the Company entered into a consulting agreement with SSL5, providing stock options and a seat on the Monster Offers board of directors to develop ongoing product strategy and development services. In accordance with the terms of the agreement, the consulting company is entitled to purchase a total of 6,667 unregistered restricted shares of the Company over the term of the agreement of two years. Upon the completion of each 6-month period, a total of 1,667 shares will become vested and available for purchase by the Consultant. The price of these shares will be at $0.30 per share. In the event that the Company is sold or merged with another company, all remaining unvested shares will become fully vested immediately prior to any such transaction.

As of September 13, 2011, 1,667 shares fully vested in accordance with the agreement and were revalued at $12,192 using the Black-Scholes option pricing model based upon the following assumptions: term of 1.5 years, risk free interest rate of 0.21%, a dividend yield of 0% and a volatility rate of 183%.

As of March 13, 2012, 1,667 shares fully vested in accordance with the agreement and were revalued at $2,241 using the Black-Scholes option pricing model based upon the following assumptions: term of 1 year, risk free interest rate of 0.20%, a dividend yield of 0% and a volatility rate of 220%.

As of September 13, 2012, 1,667 shares fully vested in accordance with the agreement and were revalued at $1,424 using the Black-Scholes option pricing model based upon the following assumptions: term of .5 years, risk free interest rate of 0.13%, a dividend yield of 0% and a volatility rate of 299%.

A pro-rated portion of the unvested stock options for the service period from September 14 to September 30, 2012, totaling 139 shares, have been valued at $117 using the Black-Scholes option pricing model based upon the following assumptions: term of .45 years, risk free interest rate of 0.14%, a dividend yield of 0% and a volatility rate of 297%.

During nine month period ended September 30, 2012, we also issued the following shares to consultants, in exchange for their services:

Shares                  Value/Share      Value attributed to Consulting Services

5,000                     $1.95                     $9,750

25,000                   $1.00                     $25,000

All shares are valued at the quoted value of our stock on the day of issue, based on our determination that the fair value of our stock is more reliably measurable than the value of the services we received.

In addition, on April 17, 2012, we issued 11,217 shares of its $0.001 par value common stock in accordance with an existing conversion feature in certain notes payable.

Finally, we issued 150,000 options to a consultant that were immediately exercised (cashless), recording a $135,090 charge to expense.

At September 30, 2012, we had 3,384,361 common shares outstanding.

Drawdown Equity Financing Agreement	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Drawdown Equity Financing Agreement	NOTE 5 - DRAWDOWN EQUITY FINANCING AGREEMENT During the three months ended September 30, 2012 no additional sales have been made in accordance with this agreement.

Convertible Notes Payable	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Convertible Notes Payable

NOTE 6 - CONVERTIBLE NOTES PAYABLE

On April 25, 2011, a fourth convertible note payable in the amount of $40,000 was entered into with Asher Enterprises, the maturity date being January 27, 2012, with interest accruing at 8% per annum. The original issue discount note, as described in ASC 480-55, may not be prepaid in whole or in part. If the Note is not paid in full with interest on the maturity date, the note holder has the right to convert this Note into restricted common shares of the Company. The conversion price shall equal the "Variable Conversion Price" (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower). The "Variable Conversion Price" shall mean 61% multiplied by the Market Price (representing a discount rate of 39%). "Market Price" means the average of the lowest three (3) Trading Prices for the Common Stock during the ten (10) Trading Day period ending one Trading Day prior to the date the Conversion Notice is sent by the Holder to the Borrower via facsimile. If the Note is not paid in full with interest on the maturity date, the note holder has the same right to convert this Note into restricted common shares of the Company with the same discount as the prior notes. On February 14, 2012, $10,000 of the principal balance was converted into 10,753 shares. On March 13, 2012, an additional $5,500 of the principal balance was converted into 10,186 shares. On April 17, 2012, $1,300 of the principal balance was converted into 11,217 shares. The remaining principal after this conversion was $23,200 and the discount had been fully amortized. See Note 7 for details on how all Asher convertible debt was disposed of during the three months ending June 30, 2012.

On May 16, 2011, the Company entered into an agreement with Tangiers Investors, LP, a Delaware limited partnership, an accredited investor, whereby Tangiers Investors loaned the Company the aggregate principal amount of $50,000, less $500 for costs of the loan transaction and $4,000 fee to be paid to a third party, together with any interest at the rate of seven percent (7%) per annum, until the maturity date of May 7, 2012. The original issue discount note, as described in ASC 480-55, may not be prepaid in whole or in part. If the Note is not paid in full with interest on the maturity date, the note holder has the right to convert this Note into restricted common shares of the Company. The conversion price shall equal the "Variable Conversion Price" (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower). The "Variable Conversion Price" shall mean 75% multiplied by the Market Price (representing a discount rate of 25%). "Market Price" means the lowest trading price for the Common Stock during the seven (7) Trading Day period ending one Trading Day prior to the date the Conversion Notice is sent by the Holder to the Borrower via facsimile. During the three months ended June 30, 2012, $5,000 in principal was paid to Tangiers Investors, reducing the principle balance to $45,000 at June 30, 2012, and we amortized the remaining discount of $2,083, leaving no unamortized discount at September 30, 2012. During the three months ended September 30, 2012, $1,000 in principal was paid to Tangiers Investors, reducing the principle balance to $4,400. During the quarter ended September 30, 2012, the lending party agreed to extend the terms of the convertible note to allow the maturity date to be delayed until January 25, 2013. See Note 12, Subsequent Events, for details of an additional extension subsequent to the date of these financial statements.

On June 1, 2011, a fifth convertible note payable in the amount of $32,500 was entered into with Asher Enterprises. The original issue discount note, as described in ASC 480-55, may not be prepaid in whole or in part. If the Note is not paid in full with interest on the maturity date, the note holder has the right to convert this Note into restricted common shares of the Company. The conversion price shall equal the "Variable Conversion Price" (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower). The "Variable Conversion Price" shall mean 55% multiplied by the Market Price (representing a discount rate of 45%). "Market Price" means the average of the lowest three (3) Trading Prices for the Common Stock during the ten (10) Trading Day period ending one Trading Day prior to the date the Conversion Notice is sent by the Holder to the Borrower via facsimile. The original issue discount note is for $32,500 and the discount has been fully amortized as of March 31, 2012. See Note 7 for details on how all Asher convertible debt was disposed of during the three months ending June 30, 2012.

Asher Enterprises Convertible Note Retirement	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Asher Enterprises Convertible Note Retirement

NOTE 7 - ASHER ENTERPRISES CONVERTIBLE NOTE RETIREMENT

On March 13, 2012, the Company issued 10,186 shares of common stock to Asher Enterprises for the conversion of $5,500 in principal of outstanding convertible notes payable.

On April 17, 2012, the Company issued 11,217 shares of common stock to Asher Enterprises for the conversion of $1,300 in principal of outstanding convertible notes payable and $831 in accreted discount. See Note 6 for further details of these conversions.

During the second quarter, Asher Enterprises took actions that were not beneficial to the Company or its Shareholders. On April 26, 2012, the Company issued a total of 2,700,000 shares of common stock to two related-party investors in exchange for them paying off $73,500 in our convertible notes to Asher Enterprises and forgiving $21,121 in other advances the shareholders had made to the Company, a total liability of $94,621. Though these shares are unregistered and restricted, the SEC requires that they be valued as though they were not. Accordingly, these shares were valued at $1 per share and we recognized a non-cash loss on settlement of debt associated with this stock issuance of $2,700,000.

Consulting Agreement	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Consulting Agreement

NOTE 8 – CONSULTING AGREEMENT

On April 21, 2011, the Company entered into a consulting agreement for services related to raising funds for the Company. The terms of the agreement call for a percentage of monies received by contacts provided by the consultant in the following scale:

Up to $1 million raised	8.00%
$1,000,001 to $2 million	6.50%
$2,000,001 to $4 million	5.50%
$4,000,001 and above	4.50%

As of September 30, 2012, the Company has received $50,000 in convertible notes payable from contacts gained from this agreement and has paid 8 percent of those monies received, in accordance with this agreement, to the consultant for a total of $4,000.

Significant Source of Revenue	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Significant Source of Revenue

NOTE 9 – SIGNIFICANT SOURCE OF REVENUE

On June 14, 2011, the Company executed a Services Agreement with Gannett, Inc., a Delaware corporation. In accordance with the Agreement, Monster Offers will track the performance of mutually agreed upon third-party "deal of the day" sites ("DOTD") that serve users in the applicable Gannett Markets, and will create reports describing the performance of deals distributed on such DOTD sites

This Agreement commenced on July 1, 2011 and ended on Oct 6, 2011. This agreement accounted for approximately 60% of the Company’s revenues at the time.

Related Party Transactions	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Related Party Transactions

NOTE 10 - RELATED PARTY TRANSACTIONS

The Company does not lease or rent any property. Office services are provided without charge by a director. Such costs are immaterial to the financial statements and, accordingly, have not been reflected therein. The officers and directors of the Company are involved in other business and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, such persons may face a conflict in selecting between the Company and their other business interests. The Company has not formulated a policy for the resolution of such conflicts.

During the quarter ended September 30, 2012, the Company has certain debts paid on behalf of the Company by Iconosys, a related party. The amount paid totaled $6,700 as of September 30, 2012 and has been recorded as amounts due to related party on the balance sheet.

Strategic Alliance and Licensing Agreements	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Strategic Alliance and Licensing Agreements

NOTE 11 – STRATEGIC ALLIANCE & LICENSING AGREEMENTS

SSL5

On March 14, 2011, Monster Offers (the "Company") entered into a Strategic Alliance and Licensing Agreement with SSL5, a Nevada corporation. SSL5 has developed technology services pertaining to a mobile financial services platform, which provides secure person-to-person mobile money transfer services. Monster Offers and SSL5 formed a strategic alliance with respect to the integration, use and commercialization of Monster Offers and SSL5 Existing Intellectual Property to create new and derivative intellectual property to introduce to various markets. Monster Offers obtained a license of the Existing SSL5 Intellectual Property for the exclusive use of the strategic alliance. As consideration for this license, Monster Offers issued 10,000 of its unregistered restricted shares to SSL5. These shares were valued at the market rate of $45 per share, for a total of $450,000 and recorded as stock payable.

At year end, management performed an impairment analysis on the license and determined that the license was impaired due to the fact that as of December 31, 2011 the Company had not had significant forward-moving activity or use of the licensed intellectual property and could not reasonably predict the use of the license at year end. The Company does however still plan to pursue further development and marketing activities associated with this License. An impairment loss of $425,435 was recognized during the year ended December 31, 2011. The remaining book value of is $0 as of December 31, 2011. Amortization expense for the years ended December 31, 2011 and 2010 was $24,565 and $0, respectively.

Monster Offers and SSL5 plan to establish a new company as a 100% owned subsidiary of Monster Offers, in the State of Nevada, and to contribute the license of the Existing SSL5 Intellectual Property into the new subsidiary for its use and future development of new and derivative intellectual property. Any new and derivative intellectual property developed in conjunction with this Strategic Alliance and Licensing Agreement shall be owned exclusively by the new subsidiary. As of September 30, 2012, the subsidiary entity had not yet been established.

As further consideration, the Company entered into a consulting agreement with SSL5, providing stock options and a seat on the Monster Offers board of directors to develop ongoing product strategy and development services. In accordance with the terms of the agreement, the Consulting Company is entitled to purchase a total of 6,667 unregistered restricted shares of the Company over the term of the agreement of two years. Upon the completion of each 6-month period, a total of 1,667 options will become vested and available for purchase by the Consultant. In the event that the Company is sold or merged with another company, all remaining unvested options will become fully vested immediately prior to any such transaction.

As of March 13, 2012, 1,667 shares fully vested in accordance with the agreement and were revalued at $2,241 using the Black-Scholes option pricing model based upon the following assumptions: term of 1 year, risk free interest rate of 0.20%, a dividend yield of 0% and a volatility rate of 220%. As of September 13, 2011, 1,667 options have fully vested in accordance with the agreement and were revalued at $12,192 using the Black-Scholes option pricing model based upon the following assumptions: term of 1.5 years, risk free interest rate of 0.21%, a dividend yield of 0% and a volatility rate of 183%.

As of September 13, 2012, 1,667 shares fully vested in accordance with the agreement and were revalued at $1,424 using the Black-Scholes option pricing model based upon the following assumptions: term of .5 years, risk free interest rate of 0.13%, a dividend yield of 0% and a volatility rate of 299%.

A pro-rated portion of the unvested stock options for the service period from September 14 to September 30, 2012, totaling 139 shares, have been valued at $117 using the Black-Scholes option pricing model based upon the following assumptions: term of .45 years, risk free interest rate of 0.14%, a dividend yield of 0% and a volatility rate of 297%.

Iconosys

On May 16, 2011, the Company entered into a Strategic Alliance and License Agreement with Iconosys, Inc., a California corporation. Iconosys has developed proprietary mobile applications and technology and engaged in the business of mobile communication application design related services. Monster Offers and Iconosys formed a strategic alliance with respect to the integration, use and commercialization of Monster Offers and Iconosys existing Intellectual Property to create new and derivative intellectual property to introduce to various markets.

Iconosys obtained a license of the Existing Monster Offers Tier 1 Zala Merchant license with the ability to promote and sign up Zala account holders and participate in a revenue sharing model with Monster Offers. As consideration for this license, Iconosys issued 3,333 of its unregistered restricted shares to Monster Offers. Since Iconosys is not a publicly-traded corporation, these shares were valued at a fair value based upon a fair value of similar shares sold under a private placement memorandum by Iconosys at rate of $30 per share, for a total of $100,000. The shares of Iconosys common stock received were recorded as an investment in Iconosys on the balance sheet for $100,000. The investment is evaluated for indicators of impairment on an annual basis, in accordance with ASC 350-10 "Intangibles - Goodwill and Other".

The Company recognized a value in the intellectual property exchange with Iconosys. The fair value of the shares $100,000 was recognized as unearned license revenue and is being recognized over one year, the term of the license agreement. As of September 30, 2012, the Company had recognized $100,000 in license revenue.

In accordance with the terms of the agreement, Iconosys will provide services to Monster Offers relating to its Deal Buzzer mobile application and to integrate the Monster Offers existing intellectual property into mobile applications it currently designs and produces. As consideration for the services performed by Iconosys, Monster Offers issued 834 shares of unregistered, restricted common stock, an initial cash payment of $500, and future payments as part of a revenue share participation portion of the agreement. The 834 shares issued to Iconosys were valued at the market value $43 per share for a total of $35,825 in prepaid expenses that will be recognized over the term of the agreement. For the three months ended March 31, 2012, the Company recognized $3,583 in strategic alliance expenses. On February 23, 2012, the Company issued the 834 shares from stock payable for a total of $35,825.

The term of the strategic alliance and this agreement commenced on May 6, 2011 and will end on November 5, 2013, unless terminated earlier in accordance with the agreement.

Subsequent Events	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Subsequent Events

NOTE 12 – SUBSEQUENT EVENTS

Convertible Note Extension Agreement

On November 7, 2012, the Company agreed to pay Tangiers Investors, LP a fee of $6,500 to extend the terms on the Convertible note until January 25, 2013 and make a one-time payment of 5,000 restricted shares as added consideration for this extension.

Merger

On November 9, 2012, Monster Offers, a Nevada corporation (the "Registrant" or “the Company” or the “Parent”), Monster Offers Acquisition Corporation, a Nevada corporation ("Merger Sub") and Ad Shark, Inc., a privately-held California corporation (“Ad Shark”), entered into a Acquisition Agreement and Plan of Merger (collectively the "Agreement") pursuant to which the Registrant, through its wholly-owned subsidiary, Merger Sub, acquired Ad Shark in exchange for 27,939,705 shares of the Registrant's unregistered restricted common stock (the “Merger Shares”), which were issued to the holders of Ad Shark based on their pro-rata ownership (the “Merger”). Following the Merger, the Parent will change its corporate name to Monster Mobile Marketing, Inc., which management believes reflects the Registrant’s post-acquisition business focus. The transaction contemplated by the Agreement was intended to be a "tax-free" reorganization pursuant to the provisions of Section 351 and 368(a)(1)(A) of the Internal Revenue Code of 1986, as amended.

Shareholders holding a majority of the voting power of Ad Shark have approved the acquisition, and as of the closing date of the Merger and after giving effect to the issuance of the Merger Shares, owners of the Merger Shares (and former Ad Shark shareholders) now own approximately 89.6% of the Registrant's common stock outstanding as of November 9, 2012.

Under Nevada law, the Registrant did not need the approval of its stockholders to consummate the acquisition and Merger, as the constituent corporations in the Merger were Merger Sub and Ad Shark, which are business entities incorporated under the laws of Nevada and California, respectively, and are in the same general business. The Registrant is not a constituent corporation in the Merger.

For accounting purposes, this transaction will be accounted for as a reverse merger (“Reverse Acquisition”), since immediately following the Merger, (i) the shareholders of Ad Shark would own a majority of the issued and outstanding shares of common stock of the Registrant, and (ii) the directors and executive officers of Ad Shark would become the directors and executive officers of the Registrant, such that the new board for the Registrant would consist of three directors. This Reverse Acquisition is considered to be a related party transaction as the largest shareholder of the Registrant is a director and affiliate of both Ad Shark and Monster Offers.